Accounts Payable - Schedule of Accounts Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Trade creditors	$ 4,916	$ 5,001
Accounts payable to shareholders	2,145
Accounts payable to underwriters, promoters, and employees	826	1,071
Other accounts payable	1,131	663
Total accounts payable	$ 9,018	$ 6,735